Employee Benefit Plans (Schedule of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Employee Benefit Plans [Abstract]
2013	$ 200
2014	200
2015	199
2016	199
2017	230
2018-2022	$ 1,204